FINANCIAL INSTRUMENTS (Details 23) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 98,732
Proportion of guarantee	100.00%
Certificate of deposits [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 7,106
Proportion of guarantee	7.30%
Standby
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 6,942
Proportion of guarantee	7.00%
Promissory notes one [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 71,961
Proportion of guarantee	72.90%
Financial guarantee contracts [member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 3,094
Proportion of guarantee	3.10%
Mortgages [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 6,849
Proportion of guarantee	6.90%
Pledges [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 2,580
Proportion of guarantee	2.60%
Promissory notes two [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 200
Proportion of guarantee	0.20%